Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Revenues	$ 142,373	$ 114,088	$ 108,694
U.S [Member]
Significant Accounting Policies [Line Items]
Revenues	77,652	60,541	63,656
EMEA [Member]
Significant Accounting Policies [Line Items]
Revenues	45,195	32,015	24,720
Asia Pacific [Member]
Significant Accounting Policies [Line Items]
Revenues	15,572	16,092	11,963
Other [Member]
Significant Accounting Policies [Line Items]
Revenues	$ 3,954	$ 5,440	$ 8,355